Fair Value Measurements - Summary Of Carrying Values And Fair Values Of The Company (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Term Loan A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	$ 396.6	$ 424.2
Fair Value	397.3	415.4
Term Loan B [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	816.9	827.2
Fair Value	818.1	817.1
Production Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	1,286.2	1,346.1
Fair Value	1,292.2	1,349.9
Production Tax Credit Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	258.7	229.4
Fair Value	260.0	231.8
Backlog Facility and Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	285.4	223.7
Fair Value	287.3	226.0
IP Credit Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	107.6	140.8
Fair Value	$ 109.9	$ 143.8